Fair Value Measurements of Assets and Liabilities - Fair Value Measurements of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 1.4	$ 0.8
Foreign Exchange Forward Contracts [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	4.0	1.8
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	95.1	141.6
Contingent payments related to acquisitions	299.2	180.7
Total Liabilities	427.2	356.1
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	95.1	141.6
Total Liabilities	128.0	175.4
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent payments related to acquisitions	299.2	180.7
Total Liabilities	299.2	180.7
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contracts [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	41.4	89.5
Derivatives, current and long-term	4.8	1.8
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contracts [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	4.0	1.8
Derivatives, current and long-term	1.4	0.8
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contracts [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	41.4	89.5
Derivatives, current and long-term	4.8	1.8
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contracts [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Not Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	4.0	1.8
Derivatives, current and long-term	1.4	0.8
Fair Value, Measurements, Recurring [Member] | Cross-currency Interest Rate Swaps [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	49.7	50.3
Derivatives, current and long-term	9.4	14.2
Fair Value, Measurements, Recurring [Member] | Cross-currency Interest Rate Swaps [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	49.7	50.3
Derivatives, current and long-term	9.4	14.2
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	112.4	158.6
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member] | Derivatives Designated as Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term	$ 112.4	$ 158.6